Net Loss Per Share (Details) - USD ($)	3 Months Ended						9 Months Ended			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Share [Line item]
Net income (loss)	$ (8,636,558)	$ 10,135,295	$ (1,058,490)	$ 22,288,261	$ (1,042,594)	$ (11,524,429)	$ 440,247	$ 9,721,238	$ (9,188,357)	$ 5,846,503
Net loss, diluted											$ (19,104,000)
TEMPO AUTOMATION INC
Net Loss Per Share [Line item]
Net income (loss)							(96,518,000)	(24,388,000)		$ (48,013,000)	$ (19,104,000)
Net loss, diluted							$ (96,518)	$ (24,388)
Weighted average shares outstanding of ordinary shares, basic							10,072,318	9,815,806		9,819,576	9,755,174
Weighted average shares outstanding of ordinary shares, diluted							10,072,318	9,815,806		9,819,576	9,755,174
Net loss per share, basic							$ (9.58)	$ (2.48)		$ (4.89)	$ (1.96)
Net loss per share, diluted							$ (9.58)	$ (2.48)		$ (4.89)	$ (1.96)